Condensed Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	Jul. 25, 2019	Jun. 18, 2019	May 10, 2019	Apr. 16, 2019	Apr. 01, 2019
Statement of Stockholders' Equity [Abstract]
Share price	$ 0.40	$ 0.20	$ 0.10	$ 0.03	$ 0.0001